August 1, 2011

VIA ELECTRONIC FILING

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attention: Division of Investment Management

Re:	BlackRock FundsSM
Post-Effective Amendment No. 173 under the Securities Act of 1933 and Amendment No. 175 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A
File Nos. 811-5742 and 33-26305

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Fund”), on behalf of its series BlackRock Money Market Portfolio, BlackRock U.S. Treasury Money Market Portfolio, BlackRock Municipal Money Market Portfolio, BlackRock New Jersey Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio, BlackRock Ohio Municipal Money Market Portfolio, BlackRock Pennsylvania Municipal Money Market Portfolio and BlackRock Virginia Municipal Money Market Portfolio, hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 173 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on July 28, 2011.

Sincerely,

BlackRock FundsSM

/s/ Ben Archibald

Ben Archibald
Assistant Secretary of the Registrant